Expense Example - FidelitySAISustainableInternationalEquityEmergingMarketsEquityFunds-ComboPRO - FidelitySAISustainableInternationalEquityEmergingMarketsEquityFunds-ComboPRO - Fidelity SAI Sustainable Emerging Markets Equity Fund - Fidelity SAI Sustainable Emerging Markets Equity Fund
Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 97
3 years	415
5 years	780
10 years	$ 1,806